Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (unaudited) (Parenthetical)	12 Months Ended
Dec. 31, 2024 USD ($)
Transaction Costs	$ 9,300,000
Common Stock [Member]
Transaction Costs	9,300
At the Market Facility [Member]
Net of offering costs	$ 2,000